Share Repurchase Program	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Repurchase Program

(16) Share Repurchase Program

On October 29, 2015, TGH’s board of directors approved a share repurchase program of up to $100,000 of the Company’s common shares. Under the program, the Company may purchase its common shares from time to time in the open market, in privately negotiated transactions or by establishing a trading plan under Rule 10b5-1 of the Securities Exchange Act of 1934 to facilitate purchases of its common shares. During 2015, the Company repurchased 630,000 shares at an average price of $14.52 for a total amount of $9,149. The Company did not repurchase any of its common shares during the years ended December 31, 2017 and 2016.